Significant Accounting Policies (tables)	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Schedule of Earnings Per Share Reconciliation [Table Text Block]

Potentially dilutive securities include:

	For the six months ended	For the six months ended
	June 30, 2012	June 30, 2011
	(Unaudited)	(Unaudited)
Warrants to purchase common stock	7,080,050	7,080,050
Options to purchase common stock	60,000	55,000
Total potential dilutive securities	7,140,050	7,135,050